JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 10, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF) (the “Fund”)
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 234 (Amendment No. 236 under the Investment Company Act of 1940) filed electronically on September 4, 2019.
Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary